SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 15:-	SEGMENT INFORMATION

The Company applies ASC 280, "Segment Reporting".

Through December 31, 2018, the Company’s business was managed and reported in three business segments: Perimeter Products segment (Products), Turnkey Projects segment (Projects) and Video and Cyber security segment.

Commencing on January 1, 2019, in order to more accurately reflect management’s focus, organizational alignment, the Company’s customer base and end markets, the Company reorganized its structure into two divisions: Magal Integrated Solutions (“Projects” segment) and Senstar Product division (“Products” segment). Each division represents a separate business segment.

1.
Perimeter Products segment (Products) - sales of perimeter products, including services and maintenance that are performed either on a fixed-price basis or pursuant to time-and-materials based contracts, software and hardware products, in the field of Video management, for monitoring, securing, and the active management of network video systems, video analytics, as well as wired, wireless, and fiber optic communication networks and

2.
Integrated Solutions (“Projects”) - installation of comprehensive turnkey solutions for which revenues are generated from long-term fixed price contracts and modular and customizable medium and long range surveillance systems.

The Company restated its financial results to reflect the new segments for the years ended December 31, 2018 and December 31, 2017.

The measurement of the reportable operating segments is based on the same accounting principles applied in these financial statements which includes certain corporate overhead allocations.

a.	The following data present the revenues, expenditures, assets and other operating data of the Company's operating segments:

	Year ended December 31, 2019
	Products	Projects	Eliminations	Total

Revenues	$36,633	$52,426	$(2,228)	$86,831

Depreciation and amortization	$1,260	$840	$-	$2,100

Operating income (loss), before financial expenses and taxes on income	$3,880	$3,536	$(1,377)	$6,039
Financial expenses, net				(1,667)
Taxes on income				(1,553)

Net income				$2,819

	Year ended December 31, 2018
	Products	Projects	Eliminations	Total

Revenues	$35,169	$61,119	$(3,686)	$92,602

Depreciation, amortization and impairment of goodwill	$2,273	$951	$-	$3,224

Operating income (loss), before financial expenses and taxes on income	$1,425	$4,356	$(2,026)	$3,755
Financial income, net				1,361
Taxes on income				(2,072)

Net income				$3,044

	Year ended December 31, 2017
	Products	Projects	Eliminations	Total

Revenues	$28,471	$38,247	$(2,426)	$64,292

Depreciation, amortization	$1,369	$507	$-	$1,876

Operating income (loss), before financial expenses and taxes on income	$(2,483)	$2,576	$(1,337)	$(1,244)
Financial expenses, net				(3,961)
Taxes on income				(1,695)

Loss				$(6,900)

	Year ended December 31, 2019
	Products	Projects	Total

Total long-lived assets	$16,925	$4,607	$21,532

	Year ended December 31, 2018
	Products	Projects	Total

Total long-lived assets	$16,845	$4,267	$21,112

Long-lived assets include property and equipment, net, intangible assets, net and goodwill.

b.        Major customer data (percentage of total revenues):

	Year ended December 31,
	2019	2018	2017

Customer A	5.4%	25.3%	14.6%
Customer B	17.2%	10.9%	10.2%

c.        Geographical information:

The following is a summary of revenues within geographic areas based on end customers’ location and long-lived assets:

1.        Revenues:

	Year ended December 31,
	2019	2018	2017

Israel	$18,975	$13,577	$9,599
Europe	18,896	14,021	11,232
North America	19,713	24,324	15,547
South and Latin America	8,077	25,471	13,152
Africa	11,144	7,126	9,370
Others	10,026	8,083	5,392

	$86,831	$92,602	$64,292

2.        Long-lived assets:

	December 31,
	2019	2018

Israel	$3,641	$3,720
Europe	914	970
USA	2,177	2,377
Canada	13,999	13,337
Others	801	708

	$21,532	$21,112

Long-lived assets include property and equipment, net, intangible assets, net and goodwill.